Inventories (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Inventories

Inventories as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Finished goods	￦	1,200,344	1,526,628
Merchandise		851,325	930,558
Semi-finished goods		1,552,988	1,721,130
Raw materials		1,939,539	2,329,268
Fuel and materials		817,397	808,016
Construction inventories		1,455,115	1,692,092
Materials-in-transit		1,807,816	1,818,576
Others		94,535	103,144

		9,719,059	10,929,412

Less: Allowance for inventories valuation		(203,164)	(135,631)

	￦	9,515,895	10,793,781

Changes of Allowance for Inventories Valuation

The changes of allowance for inventories valuation for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015		2016	2017
	(in millions of Won)
Beginning	￦	161,940	231,378	203,164
Loss on valuation of inventories		152,952	152,249	78,560
Realization on disposal of inventories		(77,102)	(161,458)	(138,967)
Others		(6,412)	(19,005)	(7,126)

Ending	￦	231,378	203,164	135,631